AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 8.3%
Churchill Downs, Inc.	16,645	$1,637,202
Dorman Products, Inc.*	12,177	1,512,384
First Watch Restaurant Group, Inc.*	41,180	658,468
Grand Canyon Education, Inc.*	28,424	4,941,228
Lithia Motors, Inc.	7,616	2,463,319
Oxford Industries, Inc.	13,665	503,555
Revolve Group, Inc.*	63,383	1,752,540
TopBuild Corp.*	6,658	3,116,277

Total Consumer Discretionary		16,584,973
Consumer Staples - 0.4%
BellRing Brands, Inc.*	27,856	692,779
Energy - 3.9%
Gulfport Energy Corp.*	7,971	1,627,439
Magnolia Oil & Gas Corp., Class A	86,465	2,205,722
Matador Resources Co.	32,485	1,469,621
Solaris Energy Infrastructure, Inc.	43,852	2,420,192

Total Energy		7,722,974
Financials - 9.0%
Ameris Bancorp	25,729	2,074,272
Bowhead Specialty Holdings, Inc.*	55,331	1,358,930
Glacier Bancorp, Inc.	37,784	1,914,893
Houlihan Lokey, Inc.	19,432	3,270,794
Pinnacle Financial Partners, Inc.	14,802	1,407,522
PJT Partners, Inc., Class A	23,001	3,979,863
Skyward Specialty Insurance Group, Inc.*	28,997	1,293,846
Stifel Financial Corp.	20,843	2,569,942

Total Financials		17,870,062
Health Care - 26.7%
Acadia Healthcare Co., Inc.*	29,975	402,864
Arcutis Biotherapeutics, Inc.*	73,273	1,858,936
Artivion, Inc.*	57,814	2,357,077
AtriCure, Inc.*	64,564	2,384,348
Azenta, Inc.*	49,354	1,918,884
BioCryst Pharmaceuticals, Inc.*	344,494	2,266,771
Bridgebio Pharma, Inc.*	34,374	2,656,079
Crinetics Pharmaceuticals, Inc.*	54,744	2,733,915
Globus Medical, Inc., Class A*	28,743	2,606,415
Halozyme Therapeutics, Inc.*	23,551	1,688,842
HealthEquity, Inc.*	23,052	1,974,865
Ionis Pharmaceuticals, Inc.*	37,943	3,136,748
Krystal Biotech, Inc.*	10,073	2,812,784
	Shares	Value

Medpace Holdings, Inc.*	3,418	$1,990,917
NeoGenomics, Inc.*	226,617	2,733,001
Phathom Pharmaceuticals, Inc.*	181,314	2,478,562
Supernus Pharmaceuticals, Inc.*	58,417	2,813,363
Travere Therapeutics, Inc.*	72,445	2,252,315
Ultragenyx Pharmaceutical, Inc.*	103,916	2,501,258
US Physical Therapy, Inc.	31,900	2,675,453
Vera Therapeutics, Inc.*	58,372	2,525,173
Veracyte, Inc.*	51,029	1,943,184
Vericel Corp.*	71,368	2,567,821

Total Health Care		53,279,575
Industrials - 25.5%
AeroVironment, Inc.*	9,894	2,754,391
Applied Industrial Technologies, Inc.	11,865	3,089,765
Cadre Holdings, Inc.	55,632	2,225,836
CSW Industrials, Inc.	7,553	2,039,159
Enerpac Tool Group Corp.	75,342	3,040,803
FTAI Aviation, Ltd.	5,577	1,518,729
Gates Industrial Corp. PLC*	139,719	3,216,331
Hillman Solutions Corp.*	167,340	1,567,976
Interface, Inc.	124,249	3,910,116
Legence Corp., Class A*	45,363	2,127,978
Moog, Inc., Class A	12,493	3,814,737
Powell Industries, Inc.	8,135	3,608,605
RBC Bearings, Inc.*	9,128	4,560,988
Schneider National, Inc., Class B	44,649	1,198,379
SiteOne Landscape Supply, Inc.*	18,723	2,687,499
SPX Technologies, Inc.*	27,985	5,832,354
Sterling Infrastructure, Inc.*	10,021	3,586,616

Total Industrials		50,780,262
Information Technology - 18.7%
Advanced Energy Industries, Inc.	20,988	5,359,496
Alkami Technology, Inc.*	84,154	1,783,223
Appfolio, Inc., Class A*	9,260	1,758,289
Commvault Systems, Inc.*	20,795	1,782,132
Credo Technology Group Holding, Ltd.*	23,066	2,889,709
The Descartes Systems Group, Inc. (Canada)*	22,000	1,644,720
Intapp, Inc.*	79,889	2,712,232
IonQ, Inc.*	13,641	545,367
Lumentum Holdings, Inc.*	8,629	3,381,187
MACOM Technology Solutions Holdings, Inc.*	18,277	4,003,760
Novanta, Inc.*	24,447	3,289,099
PAR Technology Corp.*	39,715	1,040,930

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 18.7% (continued)
Semtech Corp.*	41,859	$3,338,255
Viavi Solutions, Inc.*	156,442	3,826,571

Total Information Technology		37,354,970
Materials - 3.1%
Avient Corp.	57,638	2,083,614
Balchem Corp.	14,332	2,438,876
Quaker Chemical Corp.	10,947	1,682,992

Total Materials		6,205,482
Real Estate - 1.9%
Ryman Hospitality Properties, Inc., REIT	19,405	1,837,654
STAG Industrial, Inc., REIT	53,287	1,998,795

Total Real Estate		3,836,449

Total Common Stocks (Cost $190,969,877)		194,327,526

	Principal Amount	Value
Short-Term Investments - 2.0%
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $4,024,123 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $4,103,487)	$4,023,000	$4,023,000

Total Short-Term Investments (Cost $4,023,000)		4,023,000
Total Investments - 99.5% (Cost $194,992,877)		198,350,526
Other Assets, less Liabilities - 0.5%		970,682
Net Assets - 100.0%		$199,321,208

*	Non-income producing security.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$194,327,526	—	—	$194,327,526
Short-Term Investments
Repurchase Agreements	—	$4,023,000	—	4,023,000
Total Investments in Securities	$194,327,526	$4,023,000	—	$198,350,526

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.